Property and Equipment (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Property And Equipment Details Narrative
Depreciation expense	$ 118	$ 118	$ 158	$ 473	$ 158
Computer equipment	3 years			3 years